Consolidated Condensed Interim Balance Sheets (Unaudited) - USD ($)	Sep. 30, 2015	Jun. 30, 2015	Jun. 30, 2014
Current assets
Cash and cash equivalents	$ 2,804,096	$ 1,754,433	$ 4,759,711
Taxes and other receivables	35,732	25,831	9,572
Prepaid expenses	$ 191,633	245,038	$ 234,627
Deferred costs		550,119
Assets, Current	$ 3,031,461	2,575,421	$ 5,003,910
Current liabilities
Accounts payable and accrued liabilities	372,763	762,265	244,906
Related party payables	38,774	90,820	54,960
Liabilities, Current	411,537	$ 853,085	299,866
Loan payable to Valent			276,439
Stock option liability	179,445	$ 179,445	217,759
Derivative liability	2,954,986	2,364,381	5,111,007
Liabilities	3,545,968	3,396,911	$ 5,905,071
Stockholders' accumulated deficit
Preferred stock Authorized 5,000,000 shares, $0.001 par value Issued and outstanding 278,530 Series A shares at September 30, 2015 (June 30, 2015 - 278,530)	278,530	$ 278,530
1 special voting share at March 31, 2015 and September 30, 2015 (June 30, 2015 - 1) and (June 30, 2014 - 1)
Common stock Authorized 200,000,000 shares, $0.001 par value 43,733,598 issued at September 30, 2015 (June 30, 2015 - 39,455,931)	43,734	$ 39,456	$ 35,992
Additional paid-in capital	18,601,567	17,363,208	13,149,478
Warrants	777,255	89,432	151,451
Accumulated deficit	(20,236,771)	(18,613,294)	(14,259,260)
Accumulated other comprehensive income	21,178	21,178	21,178
Stockholders' equity, total	(514,507)	(821,490)	(901,161)
Liabilities and Equity	$ 3,031,461	$ 2,575,421	$ 5,003,910